JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

Investments	Shares (000)	Value ($000)

EXCHANGE-TRADED FUNDS — 66.8%
Fixed Income — 28.8%
iShares 7-10 Year Treasury Bond ETF	33	3,145
Vanguard Emerging Markets Government Bond ETF	49	3,120
Vanguard Intermediate-Term Corporate Bond ETF	116	9,299
Vanguard Long-Term Treasury ETF	107	6,362
Vanguard Total Bond Market ETF	325	23,589
Vanguard Total International Bond ETF	915	45,023

Total Fixed Income		90,538

International Equity — 8.4%
JPMorgan BetaBuilders Canada ETF (a)	90	5,990
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF (a)	99	4,780
JPMorgan BetaBuilders Europe ETF (a)	106	6,282
JPMorgan BetaBuilders Japan ETF (a)	160	9,394

Total International Equity		26,446

U.S. Equity — 29.6%
iShares Core S&P 500 ETF	176	92,609

TOTAL EXCHANGE-TRADED FUNDS (Cost $160,124)		209,593

INVESTMENT COMPANIES — 31.8%
Alternative Assets — 5.5%
BlackRock Event Driven Equity Fund Class Institutional Shares	299	3,007
Blackstone Alternative Multi-Strategy Fund Class Y Shares	504	5,463
Lumyna-Marshall Wace Ucits SICAV-Lumyna-MW Tops Ucits Fund (Luxembourg)*	25	5,803
Neuberger Berman Long Short Fund Class Institutional Shares	172	3,072

Total Alternative Assets		17,345

Fixed Income — 6.0%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	434	3,111
JPMorgan High Yield Fund Class R6 Shares (a)	1,477	9,494
Lord Abbett Short Duration Income Fund Class F3 Shares	1,601	6,164

Total Fixed Income		18,769

International Equity — 8.1%
Six Circles International Unconstrained Equity Fund	2,193	25,348

U.S. Equity — 12.2%
Six Circles U.S. Unconstrained Equity Fund	2,317	38,236

TOTAL INVESTMENT COMPANIES (Cost $85,557)		99,698

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.34%(a)(b) (Cost $5,127)	5,125	5,127

Total Investments — 100.2% (Cost $250,808)		314,418
Liabilities in Excess of Other Assets — (0.2)%		(483)

Net Assets — 100.0%		313,935

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values (“NAV) per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

Access Balanced Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$308,615	$—	$—	$308,615

As of March 31, 2024, certain investments companies with a fair value of $5,803, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

Access Balanced Fund
For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$7,167	$—	$1,750	$447	$126		$5,990	90	$131	$—
JPMorgan BetaBuilders Developed Asia Pacific-ex Japan ETF(a)	4,996	—	248	(50)	82		4,780	99	149	—
JPMorgan BetaBuilders Europe ETF(a)	19,922	1,513	16,008	2,299	(1,444)		6,282	106	167	—
JPMorgan BetaBuilders Japan ETF(a)	10,349	—	2,248	308	985		9,394	160	306	—
JPMorgan Core Plus Bond Fund Class R6 Shares(a)	3,728	—	600	(102)	85		3,111	434	115	—
JPMorgan High Yield Fund Class R6 Shares(a)	6,671	3,050	500	(7)	280		9,494	1,477	380	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.34%(a)(b)	3,481	68,294	66,650	2	—	(c)	5,127	5,125	148	—

Total	$56,314	$72,857	$88,004	$2,897	$114		$44,178		$1,396	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.